Loans Measured at Amortized Cost - Summary of Loan Types and Customer Types of Loans to Customers other than Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 409,575,539	₩ 371,589,938
Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 413,259,151	₩ 374,872,619
Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	346,954,285	317,874,938
Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	24,855,748	19,252,352
Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,311,142	2,152,059
Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,064,623	1,203,737
Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	902,301	1,582,251
Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,209	1,620
Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,001,046	1,739,262
Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,780	8,021
Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,766,340	18,734,560
Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	57,980	63,071
Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,855,194	3,175,080
Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	758,557	1,154,162
Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	571	107
Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,292,139	1,440,583
Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,416,236	6,490,816
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(3,683,612)	(3,282,681)
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 194,902,083	₩ 184,790,365
Retail | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	47.40%	49.54%
Loans Excluding In Other Than Banks	₩ 195,907,078	₩ 185,700,453
Retail | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	184,872,384	175,062,187
Retail | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,990,253	3,092,630
Retail | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7	10
Retail | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	113	104
Retail | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	778,425	1,105,001
Retail | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,265,896	6,440,521
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,004,995)	(910,088)
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 194,641,280	₩ 168,703,437
Corporate | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	47.56%	45.45%
Loans Excluding In Other Than Banks	₩ 196,527,753	₩ 170,374,535
Corporate | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	162,081,901	142,812,751
Corporate | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,865,495	16,159,722
Corporate | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,311,142	2,152,059
Corporate | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,064,623	1,203,737
Corporate | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	902,301	1,582,251
Corporate | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,209	1,620
Corporate | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,001,046	1,739,262
Corporate | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,773	8,011
Corporate | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,855,194	3,175,080
Corporate | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	758,557	1,154,162
Corporate | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	458	3
Corporate | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	513,714	335,582
Corporate | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	150,340	50,295
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,886,473)	(1,671,098)
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 20,032,176	₩ 18,096,136
Credit card | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.04%	5.01%
Loans Excluding In Other Than Banks	₩ 20,824,320	₩ 18,797,631
Credit card | Gross Carrying Amount [Member] | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	20,766,340	18,734,560
Credit card | Gross Carrying Amount [Member] | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	57,980	63,071
Credit card | Gross Carrying Amount [Member] | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross Carrying Amount [Member] | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ (792,144)	₩ (701,495)